Significant Accounting Policies - Additional Information (Detail) - GBP (£) £ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Disclosure of summary of significant accounting policies [abstract]
Right of use lease assets	£ 500
Lease liabilities	400
Cash and cash equivalents	£ 58,091	£ 76,972	£ 78,351	£ 86,703